Document and Entity Information	0 Months Ended
Oct. 03, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 03, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Oct. 03, 2014
Document Effective Date	Oct. 03, 2014
Prospectus Date	Jan. 31, 2014
Core Plus Fixed Income Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MFXAX
Core Plus Fixed Income Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPFIX